ACCUMULATED OTHER COMPREHENSIVE LOSS - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
13. ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of accumulated other comprehensive loss as of June 30, 2016 are as follows:

	Foreign Currency Translation	Actuarial (Loss) Gain on Post-retirement Benefits	Deferred Gain (Loss) - Hedging	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2016	$(23.5)	$(217.7)	$(3.8)	$(0.3)	$(245.3)
Currency translation adjustment, net of tax of $0.6 million	5.3				5.3
Amortization of pension related costs, net of tax of $0.7 million(a)		3.8			3.8
Revaluation of derivative financial instrument, net of amounts reclassified into earnings and tax benefit of $0.4 million(b)			$(0.7)		(0.7)
Other comprehensive income (loss)	5.3	3.8	(0.7)	—	8.4
Balance at June 30, 2016	$(18.2)	$(213.9)	$(4.5)	$(0.3)	$(236.9)
(a)
Amounts represent the change in accumulated other comprehensive loss as a result of the amortization of actuarial losses (gains) arising during each year related to the Company’s pension and other post-retirement plans. See Note 11, “Pension and Post-retirement Benefits,” for further discussion of the Company’s pension and other post-retirement plans.

(b)
For the six months ended June 30, 2016, the Company's 2013 Interest Rate Swap was deemed effective and therefore, the changes in fair value related to the 2013 Interest Rate Swap were recorded in other comprehensive income (loss). See Note 10, "Financial Instruments," for further discussion of the 2013 Interest Rate Swap.

As shown above, comprehensive loss includes changes in the fair value of the 2013 Interest Rate Swap, which qualifies for hedge accounting. A rollforward of the amounts reclassified out of accumulated other comprehensive loss into earnings as of June 30, 2016 are as follows:

2013 Interest Rate Swap
Beginning accumulated losses at March 31, 2016	(4.7)
Reclassifications into earnings (net of $0.4 million tax expense)(a)	0.7
Change in fair value (net of $0.3 million tax benefit)	(0.5)
Ending accumulated losses at June 30, 2016	$(4.5)

2013 Interest Rate Swap
Beginning accumulated losses at December 31, 2015	(3.8)
Reclassifications into earnings (net of $0.8 million tax expense)(a)	1.3
Change in fair value (net of $1.2 million tax benefit)	(2.0)
Ending accumulated losses at June 30, 2016	$(4.5)
(a)	Reclassified to interest expense.

A rollforward of the amounts reclassified out of accumulated other comprehensive loss into earnings as of June 30, 2015 are as follows:

2013 Interest Rate Swap
Beginning accumulated losses at March 31, 2015	(4.1)
Reclassifications into earnings (net of $0.2 million tax expense)(a)	0.3
Change in fair value (net of $0.2 million tax benefit)	(0.4)
Ending accumulated losses at June 30, 2015	$(4.2)

2013 Interest Rate Swap
Beginning accumulated losses at December 31, 2014	(2.2)
Reclassifications into earnings (net of $0.2 million tax expense)(a)	0.3
Change in fair value (net of $1.4 million tax benefit)	(2.3)
Ending accumulated losses at June 30, 2015	$(4.2)
(a)	Reclassified to interest expense.

17. ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of accumulated other comprehensive loss as of December 31, 2015, 2014 and 2013 are as follows:

	Foreign Currency Translation	Actuarial (Loss) Gain on Post-retirement Benefits	Deferred Gain (Loss) - Hedging	Other	Accumulated Other Comprehensive Loss
Balance at January 1, 2013	$23.3	$(231.5)	$—	$—	$(208.2)
Currency translation adjustment, net of tax of $3.3 million	(4.1)	—	—	—	(4.1)
Amortization of pension related costs, net of tax of $(1.2) million(a)	—	7.7	—	—	7.7
Pension re-measurement, net of tax of $(33.5) million	—	53.3	—	—	53.3
Revaluation of derivative financial instrument, net of tax of $(1.0) million(b)	—	—	1.5	—	1.5
Balance at December 31, 2013	$19.2	$(170.5)	$1.5	$—	$(149.8)
Currency translation adjustment, net of tax of $2.1 million	(24.6)	—	—	—	(24.6)
Amortization of pension related costs, net of tax of $(0.1) million(a)	—	4.5	—	—	4.5
Pension re-measurement, net of tax of $42.0 million	—	(69.6)	—	—	(69.6)
Revaluation of derivative financial instrument, net of tax of $2.3 million(b)	—	—	(3.7)	—	(3.7)
Other	—	0.3	—	(0.3)	—
Balance at December 31, 2014	$(5.4)	$(235.3)	$(2.2)	$(0.3)	$(243.2)
Currency translation adjustment, net of tax of $5.1 million	$(18.1)				(18.1)
Amortization of pension related costs, net of tax of $(1.3) million(a)		$7.2			7.2
Pension re-measurement, net of tax of $3.3 million		$(6.9)			(6.9)
Settlement of certain pension liabilities, net of tax of $(3.7) million(b)		$17.3	$—		17.3
Revaluation of derivative financial instrument, net of amounts reclassified into earnings and tax benefit of $1.0 million(c)			$(1.6)		(1.6)
Other comprehensive loss	(18.1)	17.6	(1.6)	—	(2.1)
Balance at December 31, 2015	$(23.5)	$(217.7)	$(3.8)	$(0.3)	$(245.3)
(a)
Amounts represent the change in Accumulated Other Comprehensive Loss as a result of the amortization of actuarial losses (gains) arising during each year related to the Company’s pension and other post-retirement plans. See Note 14, “Savings Plan, Pension and Post-retirement Benefits,” for further discussion of the Company’s pension and other post-retirement plans.

(b)
Amount primarily consists of the pension lump sum settlement charge, net of taxes, recorded during the fourth quarter of 2015. See Note 14, “Savings Plan, Pension and Post-retirement Benefits,” for further discussion of the Company’s pension and other post-retirement plans.

(c)
For the 2015, 2014 and 2013, the Company's 2013 Interest Rate Swap was deemed effective and therefore, the changes in fair value related to the 2013 Interest Rate Swap were recorded in other comprehensive income (loss). See Note 13, "Financial Instruments," for further discussion of the 2013 Interest Rate Swap.

As shown above, comprehensive loss includes changes in the fair value of the 2013 Interest Rate Swap, which qualifies for hedge accounting. A rollforward of the amounts reclassified out of accumulated other comprehensive loss into earnings as of December 31, 2015 are as follows:

2013 Interest Rate Swap
Beginning accumulated losses at December 31, 2014	(2.2)
Reclassifications into earnings (net of $1.0 million tax expense)(a)	1.6
Change in fair value (net of $2.0 million tax benefit)	(3.2)
Ending accumulated losses at December 31, 2015	$(3.8)
(a)	Reclassified to interest expense.
There were no amounts reclassified into earnings during 2014 or 2013.